UNITED STATES               --------------------------
             SECURITIES AND EXCHANGE COMMISSION    |        OMB APPROVAL      |
                  Washington, DC 20549             |--------------------------|
                                                   |OMB Number:    3235 -0578 |
                                                   |Expires: February 28, 2006|
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                                                   |hours per response...20.00|
                                                    --------------------------

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21296
                                   --------------------------------------------

                           BARON SELECT FUNDS
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

       767 Fifth Avenue, 49th Floor, New York, NY                     10153
-------------------------------------------------------------------------------
                 (Address of Principal Executive Offices)           (Zip Code)

                           Linda S. Martinson, Esq.
c/o Baron Select Funds, 767 Fifth Avenue,49th Floor, New York, New York 10153
-------------------------------------------------------------------------------
                  (Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code:  212-583-2000
                                                   --------------

Date of fiscal year end:   December 31
                         --------------------

Date of reporting period:  March 31, 2005
                         --------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form-5 (Sections 239.4 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


          POTENTIAL PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.


SEC 2455 (4-04)

ITEM 1.

BARON PARTNERS FUND
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2005
(UNAUDITED)


    SHARES                                                                                        COST                   VALUE
----------                                                                                    ------------           ------------
COMMON STOCKS (101.41%)

           BUSINESS SERVICES (13.48%)
 2,000,000 ChoicePoint, Inc.*+                                                                $ 69,222,009           $ 80,220,000
 2,200,000 Iron Mountain, Inc.*                                                                 64,454,323             63,448,000
                                                                                              ------------         --------------
                                                                                               133,676,332            143,668,000
           CONSULTING (5.24%)
 2,100,000 Hewitt Associates, Inc.*                                                             62,403,111             55,860,000

           EDUCATION (9.54%)
 1,000,000 Apollo Group, Inc., Cl A*                                                            58,987,918             74,060,000
   300,000 Education Mgmt. Corp.*                                                                6,116,442              8,385,000
   170,000 Strayer Education, Inc.                                                              18,097,587             19,264,400
                                                                                              ------------         --------------
                                                                                                83,201,947            101,709,400
           ENERGY SERVICES (7.90%)
   130,000 Encore Acquisition Co.*                                                               4,427,510              5,369,000
 2,400,000 XTO Energy, Inc.                                                                     61,408,291             78,816,000
                                                                                              ------------         --------------
                                                                                                65,835,801             84,185,000
           FINANCIAL SERVICES - ASSET MANAGEMENT (2.66%)
 1,000,000 Federated Investors, Inc.                                                            29,394,168             28,310,000

           FINANCIAL SERVICES - BANKING (3.21%)
   800,000 Commerce Bancorp, Inc.                                                               23,228,050             25,976,000
   205,832 UCBH Holdings, Inc.                                                                   8,422,091              8,212,697
                                                                                              ------------         --------------
                                                                                                31,650,141             34,188,697
           FINANCIAL SERVICES - BROKERAGE & EXCHANGES (14.79%)
 4,650,000 Charles Schwab Corp.                                                                 45,103,800             48,871,500
   285,000 Chicago Mercantile Exchange Holdings, Inc.                                           47,794,974             55,298,550
   850,000 Jefferies Group, Inc.                                                                33,677,237             32,028,000
   275,000 Legg Mason, Inc.                                                                     19,448,357             21,488,500
                                                                                              ------------         --------------
                                                                                               146,024,368            157,686,550

           FINANCIAL SERVICES - INSURANCE (6.43%)
   700,000 Arch Capital Group, Ltd.*                                                            25,246,122             28,028,000
 1,500,000 Axis Capital Holdings, Ltd.                                                          40,593,260             40,560,000
                                                                                              ------------         --------------
                                                                                                65,839,382             68,588,000
           FINANCIAL SERVICES - MISCELLANEOUS (2.85%)
   350,000 First Marblehead Corp.*                                                              17,532,322             20,135,500
   300,000 Leucadia National Corp.                                                              10,375,355             10,305,000
                                                                                              ------------         --------------
                                                                                                27,907,677             30,440,500

           GAMING SERVICES (0.19%)
    75,000 International Game Technology                                                         2,181,220              1,999,500

           HEALTHCARE FACILITIES (5.12%)
 1,500,000 Manor Care, Inc.                                                                     49,447,650             54,540,000

           HEALTHCARE SERVICES - INSURANCE (2.78%)
   400,000 AMERIGROUP Corp.*                                                                     8,264,447             14,624,000
   120,000 WellPoint, Inc.*                                                                      8,334,661             15,042,000
                                                                                              ------------         --------------
                                                                                                16,599,108             29,666,000

           HOME BUILDING (6.23%)
   575,000 Centex Corp.                                                                         33,023,409             32,930,250
   425,000 Toll Brothers, Inc.*                                                                 18,492,633             33,511,250
                                                                                              ------------         --------------
                                                                                                51,516,042             66,441,500

           REAL ESTATE SERVICES (6.05%)
   250,000 Boston Properties, Inc.                                                              15,152,919             15,057,500
   450,000 CoStar Group, Inc.*                                                                  17,080,938             16,582,500
   450,000 General Growth Properties, Inc.                                                      14,837,000             15,345,000
   325,000 Kimco Realty Corp.                                                                   17,415,133             17,517,500
                                                                                              ------------         --------------
                                                                                                64,485,990             64,502,500

    SHARES                                                                                        COST                  VALUE
 ---------                                                                                    ------------           ------------
           RECREATION AND RESORTS (5.58%)
   210,000 Kerzner Intl., Ltd.*                                                                  4,653,485             12,858,300
   550,000 Penn National Gaming, Inc.*                                                          17,556,264             16,159,000
   450,000 Wynn Resorts, Ltd. *+                                                                 5,809,907             30,483,000
                                                                                              ------------         --------------
                                                                                                28,019,656             59,500,300

           RETAIL - CONSUMER STAPLES (0.96%)
   100,000 Whole Foods Market, Inc.                                                              4,808,122             10,213,000

           RETAIL - SPECIALTY STORES (4.66%)
   550,000 Blue Nile, Inc.*                                                                     14,760,565             15,207,500
   425,000 Cabela's, Inc.*                                                                       9,805,988              8,767,750
   500,000 CarMax, Inc.*                                                                        13,881,261             15,750,000
   200,000 O'Reilly Automotive, Inc.*                                                            8,758,599              9,906,000
                                                                                              ------------         --------------
                                                                                                47,206,413             49,631,250
           TRANSPORTATION (3.74%)
   400,000 C. H. Robinson Worldwide, Inc.                                                       20,066,739             20,612,000
   360,000 Expeditors International of Washington, Inc.                                         18,943,956             19,278,000
                                                                                              ------------         --------------
                                                                                                39,010,695             39,890,000
                                                                                              ------------         --------------
TOTAL COMMON STOCKS                                                                            949,207,823          1,081,020,197
                                                                                              ------------         --------------
  Notional
    Amount
----------
SWAP CONTRACTS (0.00%)

$(715,300) Total Return Swap Contract on a Variety of Short
            Securities Terminating 06/30/2005                                                            0                      0
                                                                                              ------------         --------------
 Principal
    Amount
----------

CORPORATE BONDS (1.45%)

           RECREATION AND RESORTS
$5,000,000 Wynn Resorts, Ltd. 6.00% Sub. Conv. Deb. due 07/15/2015                               4,910,176             15,426,100
                                                                                              ------------         --------------
TOTAL INVESTMENTS (102.86%)                                                                   $954,117,999          1,096,446,297
                                                                                              ============
LIABILITIES LESS CASH AND OTHER ASSETS (-2.86%)                                                                       (30,476,006)
                                                                                                                   --------------

NET ASSETS (EQUIVALENT TO $16.32 PER SHARE BASED ON 65,302,184 SHARES OUTSTANDING)                                 $1,065,970,291
                                                                                                                   ==============

-----------
%   Represents percentage of net assets
*   Non-income producing securities
+ Represents security, or a portion thereof, segregated with broker as collateral for swap contracts.
** For Federal income tax purposes the cost basis is $954,391,699. Aggregate unrealized appreciation and depreciation of investments are $162,820,947 and $20,766,349, respectively.



SECURITY VALUATION: Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board. Factors the committee uses include whether the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Fund on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market.

SWAP CONTRACTS. The Fund may enter into equity swap transactions as a substitute for investing or selling short directly in securities. A swap transaction is entered into with a counterparty to exchange the returns on a particular security or a basket of securities. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount". The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased had it been invested or decreased if sold short in the particular stocks. Upon entering into the swap contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. During the period the swap contract is open, the Fund marks to market the underlying instruments, including accrued dividends, and recognizes any unrealized gain or loss. Net payments made or received periodically are recognized as realized gain or loss. Swap contracts may involve exposure to loss in excess of the amount recognized in this Schedule of Investments. The notional amount reflects the exposure the Fund has in the underlying securities. These transactions are subject to credit risks in addition to the various risks related to the underlying securities.

For additional information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Annual or Semi-Annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov.

Item 2.  Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

     (b) There were no significant changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

     (a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                  Baron Select Funds




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         President and Chief Executive Officer

                                  Date:  May 25, 2005




     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         President and Chief Executive Officer



                                  By: /s/ Peggy Wong
                                     ------------------------------------------
                                          Peggy Wong
                                          Treasurer and Chief Financial Officer

                                  Date:   May 25, 2005